Organization and principal activities - Schedule of Subsidiary of Limited Liability Company or Limited Partnership (Detail)	12 Months Ended
Dec. 31, 2023
Intchains Global Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 29, 2021
Place of incorporation	The BVI
Equity interest held	100.00%
Principal activities	Investment Holding
Intchains Pte. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Nov. 17, 2021
Place of incorporation	Singapore
Equity interest held	100.00%
Principal activities	Research and development of ICs
Intchains Investment (BVI) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 01, 2021
Place of incorporation	The BVI
Equity interest held	100.00%
Principal activities	Investment Holding
Intchains Technology (Hongkong) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 16, 2021
Place of incorporation	Hong Kong
Equity interest held	100.00%
Principal activities	Investment Holding and Trading business
Jerryken Intelligent Technology (Shanghai) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 28, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Shanghai Intchains Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 13, 2017
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Shanghai Lianfa Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 09, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Shanghai Xinbaiwei Smart Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 22, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Yancheng Intchains Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 19, 2019
Place of incorporation	Yancheng, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Shanghai Intchains Technology (Hong Kong) Company Limited. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 02, 2018
Place of incorporation	Hong Kong
Equity interest held	100.00%
Principal activities	Trading business
Intchains Capital Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 17, 2023
Place of incorporation	Cayman Islands
Equity interest held	100.00%
Principal activities	Investment Holding